Cash and Cash Equivalents and Restricted Cash and Other Investments (Tables)	6 Months Ended
Jun. 30, 2024
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents

	June 30, 2024	December 31, 2023
Cash and cash equivalents	$271,989	$240,378
Restricted cash	7,855	8,797
Total cash and cash equivalents and restricted cash	$279,844	$249,175